Dreyfus Founders Discovery Fund

Pursuing capital appreciation through investments in stocks of small-cap growth companies

PROSPECTUS May 1, 2003

CLASS A, B, C, R AND T SHARES

Discovery Fund has discontinued public sales of its shares to new investors, but shareholders who have open Discovery Fund accounts may make additional investments and reinvest dividends and capital gains distributions in their accounts. Participants in certain retirement plans which have established
Discovery Fund as an investment option may open new Discovery Fund accounts through their plans. Once a Discovery Fund account has been closed, additional investments in Discovery Fund may not be possible.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                             Dreyfus Founders Discovery Fund
                                       -------------------------------------
                                       Ticker Symbols      CLASS A: FDIDX
                                                           CLASS B: FDIEX
                                                           CLASS C: FDICX
                                                           CLASS R: FDIRX
                                                           CLASS T: FDITX

DISCOVERY FUND IS CLOSED TO NEW INVESTORS (SEE PAGE 12 FOR MORE INFORMATION).

Contents

The Fund
--------------------------------------------------------------------------------
Investment Approach                                            INSIDE COVER
Main Risks                                                                1
Past Performance                                                          2
Expenses                                                                  3
More About Investment Objective, Strategies and Risks                     4
Management                                                                6
Financial Highlights                                                      7

Your Investment
--------------------------------------------------------------------------------
Account Policies                                                         12
Distributions and Taxes                                                  17
Services for Fund Investors                                              18
Instructions for Regular Accounts                                        19
Instructions for IRAs                                                    21

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND' S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

INVESTMENT APPROACH

The fund seeks capital appreciation. To pursue this goal, the fund invests primarily in small and relatively unknown companies with high growth potential. The fund will normally invest at least 65% of its total assets in common stocks of small-cap companies. The fund also may invest in larger companies if they represent better prospects for capital appreciation. Although the fund normally will invest in common stocks of U.S.-based companies, it may invest up to 30% of its total assets in foreign securities.

Founders Asset Management LLC (" Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

Key concepts

The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.

MAIN RISKS

The primary risks of investing in this fund are:

* SMALL COMPANY RISK. While small companies may offer greater opportunity for capital appreciation than larger and more established companies, they also involve substantially greater risks of loss and price fluctuations. Small companies may be in the early stages of development; may have limited product lines, markets or financial resources; and may lack management depth. These companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

* SECTOR RISK. The fund may overweight or underweight certain market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

* INITIAL PUBLIC OFFERINGS. The fund may invest in initial public offerings (" IPOs"). Part of the fund's historical performance is due to the purchase of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs in which the fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on performance.

* FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments, including less trading volume and liquidity, increased volatility, fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Key concepts

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market.

SMALL-CAP COMPANIES: generally, those companies with market capitalizations of less than $2.5 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.

                                                                The Fund       1

PAST PERFORMANCE

The following information illustrates the risks of investing in the fund. The bar chart shows the fund' s Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)
[Exhibit A]
CLASS A SHARES

BEST QUARTER:                    Q4 '01                        +23.93%
WORST QUARTER:                   Q3 '01                        -28.03%

The following table compares the performance of each share class to the performance of appropriate broad-based indexes. These returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

Average annual total returns AS OF 12/31/02
                                                                      Since
Share class                                   1 Year                inception*
--------------------------------------------------------------------------------
CLASS A
RETURNS BEFORE TAXES                             -36.87%              -21.89%
CLASS A RETURNS AFTER TAXES
ON DISTRIBUTIONS                                 -36.87%              -22.46%
CLASS A RETURNS AFTER TAXES ON DISTRIBUTIONS AND
SALE OF FUND SHARES                              -22.64%              -16.52%
CLASS B
RETURNS BEFORE TAXES                             -36.30%              -21.74%
CLASS C
RETURNS BEFORE TAXES                             -34.35%              -21.00%
CLASS R
RETURNS BEFORE TAXES                             -32.86%              -20.14%
CLASS T
RETURNS BEFORE TAXES                             -36.46%              -21.95%
RUSSELL 2000 INDEX                               -20.48%               -7.54%
RUSSELL 2000 GROWTH INDEX                        -30.26%              -21.11%
* INCEPTION DATE 12/31/99.

THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED UNMANAGED SMALL-CAP INDEX COMPRISING COMMON STOCKS OF THE 2,000 U.S. PUBLIC COMPANIES NEXT IN SIZE AFTER THE LARGEST 1,000 PUBLICLY TRADED U.S. COMPANIES. THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER
PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. IN FUTURE PROSPECTUSES, THE FUND'S PERFORMANCE WILL NO LONGER BE COMPARED TO THE RUSSELL 2000 INDEX, AS THE FUND'S PORTFOLIO COMPOSITION CORRESPONDS MORE CLOSELY TO THE RUSSELL 2000 GROWTH INDEX.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor' s individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

                                                              CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)
Maximum front-end sales charge on purchases
AS A % OF OFFERING PRICE                                        5.75            NONE           NONE           NONE           4.50
Maximum contingent deferred sales charge (CDSC)
AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS           NONE(1)           4.00           1.00           NONE         NONE(1)
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)
% OF AVERAGE DAILY NET ASSETS
Management fees                                                 0.82            0.82           0.82           0.82           0.82
Rule 12b-1 fee                                                  NONE            0.75           0.75           NONE           0.25
Shareholder services fee                                        0.25            0.25           0.25           NONE           0.25
Other expenses(2,3)                                             0.30            0.45           0.45           0.29         0.63(4)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(3,4)                       1.37            2.27           2.27           1.11           1.95

(1)SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.
(2) THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY AND ACCOUNTING AGENT FEES, AND OTHER CUSTOMARY FUND EXPENSES.
(3) RESTATED TO REFLECT CURRENT ACCOUNTING FEES.
(4) RESTATED TO REFLECT CURRENT STATE REGISTRATION FEES.

Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------
CLASS A                                        $706                $984                 $1,282               $2,127
CLASS B
WITH REDEMPTION                                $630                $1,009               $1,415               $2,171*
WITHOUT REDEMPTION                             $230                $709                 $1,215               $2,171*
CLASS C
WITH REDEMPTION                                $330                $709                 $1,215               $2,605
WITHOUT REDEMPTION                             $230                $709                 $1,215               $2,605
CLASS R                                        $113                $353                 $612                 $1,352
CLASS T                                        $639                $1,035               $1,455               $2,622

* ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

MANAGEMENT FEE: the fee paid to Founders for managing the fund's portfolio and assisting in other aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.

CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

                                                                     The Fund  3

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

Other portfolio investments and strategies

ADRS.  The  fund  may  invest  in  American  Depositary  Receipts  and  American
Depositary Shares (collectively, "ADRs" ) as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

SECURITIES OF OTHER INVESTMENT COMPANIES. The fund may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940 (IC Act). The fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

The fund may invest in shares of money market funds managed by Founders or its affiliates in excess of the limitations of the IC Act under the terms of an SEC exemptive order.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund' s assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund' s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

* STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

* COMPANY RISK. The stocks in the fund' s portfolio may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry

* OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

* INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund's growth style of investing, and the fund' s returns may vary considerably from other equity funds using different investment styles.

* ADDITIONAL FOREIGN RISK. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.

                                                                     The Fund  5

MANAGEMENT

Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as investment adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with approximately $183 billion in over 200 mutual fund portfolios as of December 31, 2002. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management as of December 31, 2002. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 2002 was 0.82% of the fund's average daily net assets.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of members of the investment department, including portfolio managers, research analysts, and portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

Robert T. Ammann, vice president of investments and chartered financial analyst, has been the fund's portfolio manager since 1997. Mr. Ammann joined Founders in 1993 as a research analyst, and became a senior research analyst in 1996.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the three years ended December 31, 2002. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information has been independently audited by PricewaterhouseCoopers LLP, whose report and the fund's financial statements are included in the fund's 2002 annual report, which is available upon request.

                                                                                                YEAR ENDED DECEMBER 31,
 CLASS A                                                                               2002             2001              2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                 28.50            34.79            40.88
 Income from investment operations:       Net investment (loss)                         (0.31)           (0.17)           (0.03)
                                          Net (losses) on securities
                                          (both realized and unrealized)                (9.10)           (6.02)           (3.45)
 Total from investment operations                                                       (9.41)           (6.19)           (3.48)
 Less distributions:                      From net investment income                     0.00             0.00             0.00
                                          From net realized gains                        0.00            (0.10)           (2.61)
 Total distributions                                                                     0.00            (0.10)           (2.61)
 Net asset value -- end of period                                                       19.09            28.50            34.79
 Total Return (%)(1)                                                                   (33.02)          (17.78)           (8.18)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(2)                                                   1.35             1.18             1.20
 Gross expenses to average net assets(2)                                                 1.35             1.19             1.24
 Net investment (loss) to average net assets                                            (1.08)           (0.58)           (0.21)
 Portfolio turnover rate(3)                                                               128              110              108
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                               67,184          117,773          131,298

(1) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(3) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     The Fund  7

                                                                                                 YEAR ENDED DECEMBER 31,
 CLASS B                                                                               2002             2001              2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                 28.03            34.49            40.88
 Income from investment operations:       Net investment (loss)                         (0.69)           (0.45)           (0.21)
                                          Net (losses) on securities
                                          (both realized and unrealized)                (8.74)           (5.91)           (3.57)
 Total from investment operations                                                       (9.43)           (6.36)           (3.78)
 Less distributions:                      From net investment income                     0.00             0.00             0.00
                                          From net realized gains                        0.00            (0.10)           (2.61)
 Total distributions                                                                     0.00            (0.10)           (2.61)
 Net asset value -- end of period                                                       18.60            28.03            34.49
 Total Return (%)(1)                                                                   (33.64)          (18.43)           (8.92)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(2)                                                   2.26             1.96             1.94
 Gross expenses to average net assets(2)                                                 2.26             1.97             1.97
 Net investment (loss) to average net assets                                            (1.98)           (1.35)           (1.02)
 Portfolio turnover rate(3)                                                               128              110              108
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                               18,804           35,845           50,883

(1) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(3) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                               YEAR ENDED DECEMBER 31,
 CLASS C                                                                               2002             2001              2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                 28.05            34.51            40.88
 Income from investment operations:       Net investment (loss)                         (0.86)           (0.48)           (0.19)
                                          Net (losses) on securities
                                          (both realized and unrealized)                (8.59)           (5.88)           (3.57)
 Total from investment operations                                                       (9.45)           (6.36)           (3.76)
 Less distributions:                      From net investment income                     0.00             0.00             0.00
                                          From net realized gains                        0.00            (0.10)           (2.61)
 Total distributions                                                                     0.00            (0.10)           (2.61)
 Net asset value -- end of period                                                       18.60            28.05            34.51
 Total Return (%)(1)                                                                   (33.69)          (18.42)           (8.87)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(2)                                                   2.26             1.96             1.94
 Gross expenses to average net assets(2)                                                 2.27             1.98             1.97
 Net investment (loss) to average net assets                                            (1.99)           (1.36)           (1.01)
 Portfolio turnover rate(3)                                                               128              110              108
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                                7,794           17,031           25,275

(1) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(3) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     The Fund  9

                                                                                                 YEAR ENDED DECEMBER 31,
 CLASS R                                                                               2002             2001              2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                 28.64            34.87            40.88
 Income from investment operations:       Net investment income (loss)(1)               (0.18)           (0.08)            0.00
                                          Net (losses) on securities
                                          (both realized and unrealized)                (9.23)           (6.05)           (3.40)
 Total from investment operations                                                       (9.41)           (6.13)           (3.40)
 Less distributions:                      From net investment income                     0.00             0.00             0.00
                                          From net realized gains                        0.00            (0.10)           (2.61)
 Total distributions                                                                     0.00            (0.10)           (2.61)
 Net asset value -- end of period                                                       19.23            28.64            34.87
 Total Return (%)                                                                      (32.86)          (17.57)           (7.98)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(2)                                                   1.10             0.94             0.93
 Gross expenses to average net assets(2)                                                 1.10             0.95             0.96
 Net investment income (loss) to average net assets                                     (0.82)           (0.38)            0.01
 Portfolio turnover rate(3)                                                               128              110              108
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                               42,872           61,163            4,693

(1) NET INVESTMENT INCOME (LOSS) FOR THE YEAR ENDED DECEMBER 31, 2000 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(3) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                 YEAR ENDED DECEMBER 31,
 CLASS T                                                                               2002             2001              2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                 28.24            34.69            40.88
 Income from investment operations:       Net investment (loss)                         (0.54)           (0.33)           (0.09)
                                          Net (losses) on securities
                                          (both realized and unrealized)                (8.91)           (6.02)           (3.49)
 Total from investment operations                                                       (9.45)           (6.35)           (3.58)
 Less distributions:                      From net investment income                     0.00             0.00             0.00
                                          From net realized gains                        0.00            (0.10)           (2.61)
 Total distributions                                                                     0.00            (0.10)           (2.61)
 Net asset value -- end of period                                                       18.79            28.24            34.69
 Total Return (%)(1)                                                                   (33.46)          (18.30)           (8.43)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(2)                                                   2.06             1.82             1.44
 Gross expenses to average net assets(2)                                                 2.06             1.83             1.48
 Net investment (loss) to average net assets                                            (1.79)           (1.24)           (0.50)
 Portfolio turnover rate(3)                                                               128              110              108
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                                1,291            2,341            1,908

(1) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(3) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund  11

                                                                 Your Investment

ACCOUNT POLICIES

Fund closed to new investors

DISCOVERY FUND IS CLOSED TO NEW INVESTORS. Shareholders of the fund who maintain open fund accounts may make additional purchases and reinvest dividends and capital gains distributions into their accounts. Participants in certain retirement plans which have established Discovery Fund as an investment option may open new Discovery Fund accounts through their plans. Employees of Founders and directors of the company may also open new accounts in Discovery Fund if they do so directly with Founders.

DISCOVERY  FUND  SHAREHOLDERS  WHO CLOSE their  accounts may be prohibited  from reactivating their accounts or opening new Discovery Fund accounts. This restriction applies to investments made directly with Founders or the distributor as well as investments made through financial intermediaries, such as brokers, banks or financial advisers. Investors may have to show they are eligible to purchase Discovery fund shares before an investment is accepted. The fund may resume sales of shares to new investors at some future date, but there are no current plans to do so.

Account policies

THE CLASSES OF THE FUND OFFERED by this prospectus are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).

IN SELECTING A CLASS, consider the following:

* CLASS A SHARES may be appropriate for investors who prefer to pay the fund' s sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and/or have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

* CLASS B SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

* CLASS C SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a shorter-term investment horizon.

* CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly

* CLASS T SHARES may be appropriate for investors who prefer to pay the fund' s sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.

Your financial representative can help you choose the share class that is appropriate for you.

Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, and any other Dreyfus Founders fund or any Dreyfus Premier fund sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see whether this may apply to you.
--------------------------------------------------------------------------------
Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                      Sales charge                              Sales charge
                                                      deducted as a %                           as a % of your
Your investment                                       of offering price                         net investment
--------------------------------------------------------------------------------
                                                     Class A             Class T                Class A             Class T
------------------------------------------------------------------------------------------------------------------------------------
Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%
$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%
$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%
$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%
$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%
$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------
CLASS B -- CHARGED WHEN YOU SELL SHARES
                                    CDSC as a % of your initial
Years since                         investment or your redemption
purchase was made                   (whichever is less)
--------------------------------------------------------------------------------
Up to 2 years                       4.00%
2 -- 4 years                        3.00%
4 -- 5 years                        2.00%
5 -- 6 years                        1.00%
More than 6 years                   Shares will automatically convert
                                    to Class A, which has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------
CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------
CLASS R -- NO SALES CHARGE, RULE 12B-1 FEE OR SHAREHOLDER SERVICES FEE

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund's foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares.

THE FUND USES PRICING SERVICES to determine the market value of the securities in its portfolio. If market quotations are not readily available, the fund's securities or other assets are valued at fair value as determined in good faith by the fund' s board of directors, or pursuant to procedures approved by the board. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security. In such instances, the valuation assigned to the security for purposes of calculating the fund's NAV may differ from the security's most recent closing market price, and from the prices for the security used by other mutual funds to calculate their NAVs. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund's investment performance.

                                                             Your Investment  13

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5: 15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------
Minimum investments
                                   Initial         Additional
--------------------------------------------------------------------------------
REGULAR ACCOUNTS                   $1,000          $100; $500 FOR DREYFUS
                                                   TELETRANSFER INVESTMENTS
TRADITIONAL IRAS                   $750            NO MINIMUM
SPOUSAL IRAS                       $750            NO MINIMUM
ROTH IRAS                          $750            NO MINIMUM
EDUCATION SAVINGS                  $500            NO MINIMUM
ACCOUNTS                                           AFTER THE FIRST YEAR
AUTOMATIC                          $100            $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Key concepts

NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are generally subject to higher annual operating expenses and a CDSC.

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

*       the  fund  will  not  process   wire,   telephone,   online  or  Dreyfus
        TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Limitations on selling shares  by phone or online

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------
CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

*  written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                             Your Investment  15

General policies

UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online orders as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund' s view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Market timers

MARKET TIMING or other abusive trading practices are not permitted in the fund.

EXCESSIVE, SHORT-TERM MARKET TIMING or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, Founders and the fund's distributor reserve the right to reject any purchase order (including exchanges) from any investor believed to have a history of abusive trading or whose trading, in Founders' or the distributor's judgment, has been or may be disruptive to the fund. In making this judgment, Founders and the distributor may consider trading done in multiple accounts under common ownership or control. The fund also reserves the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.

DISTRIBUTIONS AND TAXES

THE FUND INTENDS TO DISTRIBUTE tax-based net realized investment income and any tax-based net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

EACH SHARE CLASS WILL GENERATE a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:
--------------------------------------------------------------------------------
Taxability of distributions

Type of                   Tax rate for              Tax rate for
distribution              10% or 15% bracket        27% bracket or above
--------------------------------------------------------------------------------
INCOME                    ORDINARY                  ORDINARY
DIVIDENDS                 INCOME RATE               INCOME RATE

SHORT-TERM                ORDINARY                  ORDINARY
CAPITAL GAINS             INCOME RATE               INCOME RATE

LONG-TERM
CAPITAL GAINS             8%/10%                    18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate applies to shares held more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.

                                                             Your Investment  17

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or it may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------
For investing

DREYFUS AUTOMATIC                For making automatic investments
ASSET  BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                  For making  automatic  investments
SAVINGS PLAN                     through payroll deduction.

DREYFUS  GOVERNMENT              For making  automatic  investments
DIRECT DEPOSIT                   from your federal employment,
PRIVILEGE                        Social Security or other regular
                                 federal government check.

DREYFUS DIVIDEND                 For automatically reinvesting
SWEEP                            the dividends and distributions
                                 from the fund  into  another  Dreyfus
                                 Founders fund or Dreyfus Premier fund
                                 (not available for IRAs).
--------------------------------------------------------------------------------
For exchanging shares

DREYFUS  AUTO-EXCHANGE          For making regular exchanges from
PRIVILEGE                       the fund into another Dreyfus Founders
                                fund or Dreyfus Premier fund.
--------------------------------------------------------------------------------
For selling shares

DREYFUS  AUTOMATIC              For making  regular  withdrawals
WITHDRAWAL  PLAN                from most funds.

                                There will be no CDSC on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus TeleTransfer privilege

TO MOVE MONEY between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative

Reinvestment privilege

UPON WRITTEN REQUEST, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND SHAREHOLDER automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Brokerage allocation

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.

INSTRUCTIONS FOR REGULAR ACCOUNTS
-----------------------------------------------------------------------
                   TO OPEN AN       TO ADD TO AN     TO SELL SHARES
                   ACCOUNT          ACCOUNT
-----------------------------------------------------------------------
IN WRITING         Complete the     Fill out an       Write a letter
                   application.     investment slip,  of instruction
[Graphic: Pen]     Mail your        and write your    that includes:
                   application and  account number    o     your
                   a check to:      on your check.       name(s) and
                   Dreyfus          Mail the slip        signature(s)
                   Founders Funds,  and the check to: o     your
                   Inc.             Dreyfus Founders     account
                   Discovery Fund   Funds, Inc.          number
                   P.O. Box 9268    Discovery Fund    o     Discovery
                   Boston, MA       P.O. Box 9268        Fund
                   02205-8502       Boston, MA        o     the
                   Attn:            02205-8502           dollar
                   Institutional    Attn:                amount you
                   Processing       Institutional        want to sell
                                    Processing        o     the share
                                                         class
                                                      o     how and
                                                         where to
                                                         send the
                                                         proceeds Obtain a
                                                      signature guarantee or
                                                      other documentation,if
                                                      required (see "Account
                                                      Policies - Selling
                                                      Shares").

                                                      Mail your
                                                      request to:
                                                      Dreyfus
                                                      Founders Funds,
                                                      Inc.
                                                      P.O. Box 9268
                                                      Boston, MA
                                                      02205-8502
                                                      Attn:
                                                      Institutional
                                                      Processing
-----------------------------------------------------------------------
BY TELEPHONE       o     WIRE.      o     WIRE.       WIRE.  Call us
                      Have your        Have your      or your
[Graphic:             bank send        bank send      financial
Telephone]            your             your           representative
                      investment       investment to  to request your
                      to Boston        Boston Safe    transaction.
                      Safe             Deposit  &     Be sure the
                      Deposit  &       Trust Co.,     fund has your
                      Trust Co.,       with these     bank account
                      with these       instructions:  information on
                      instructions: o     ABA         file.  Proceeds
                   o     ABA           #011001234     will be wired
                      #011001234    o     DDA         to your bank.
                   o     DDA           #046590
                      #046590       o     EEC code    DREYFUS
                   o     EEC code      5660           TELETRANSFER.
                      5660          o     Discovery   Call us or your
                   o     Discovery     Fund           financial
                      Fund          o     the share   representative
                   o     the share     class          to request your
                      class         o     your        transaction.
                   o     your          account number Be sure the
                      Social        o     name(s) of  fund has your
                      Security or      investor(s)    bank account
                      tax ID number o     dealer      information on
                   o     name(s)       number, if     file.  Proceeds
                      of               applicable     will be sent to
                      investor(s)   ELECTRONIC        your bank by
                   o     dealer     Check.  Same as   electronic
                      number if     wire, but before  check.
                      applicable    your account
                                    number insert     CHECK.  Call us
                   o     Call us    "182" for Class   or your
                      to obtain an  A, "183" for      financial
                      account       Class B, "184"    representative
                      number.       for Class C,      to request your
                      Return your   "185" for Class   transaction.  A
                      application   R, or "186" for   check will be
                      with the      Class T.          sent to the
                      account                         address of
                      number on     o     DREYFUS     record.
                      the              TELETRANSFER.
                      application.     Request
                                       Dreyfus TeleTransfer on your application.
                                       Call us to request your transaction.
-----------------------------------------------------------------------

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

Key concepts

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                             Your Investment  19

-----------------------------------------------------------------------
                   TO OPEN AN       TO ADD TO AN     TO SELL SHARES
                   ACCOUNT          ACCOUNT
-----------------------------------------------------------------------
ONLINE             -----            DREYFUS           WIRE.  Visit
(WWW.DREYFUS.COM)                   TELETRANSFER.     the Dreyfus Web
                                    Request Dreyfus   site to request
[Graphic:  Mouse]                   TeleTransfer on   your
                                    your              transaction.
                                    application.      Be sure the
                                    Visit the         fund has your
                                    Dreyfus Web site  bank account
                                    to request your   information on
                                    transaction.      file.  Proceeds
                                                      will be wired
                                                      to your bank.

                                                      DREYFUS      TELETRANSFER.
                                                      Visit the Dreyfus Web site
                                                      to      request       your
                                                      transaction.  Be sure  the
                                                      fund has your bank account
                                                      information    on    file.
                                                      Proceeds  will  be sent to
                                                      your  bank  by  electronic
                                                      check.

                                                      CHECK.  Visit the  Dreyfus
                                                      Web site to  request  your
                                                      transaction.  A check will
                                                      be sent to the  address of
                                                      record.
-----------------------------------------------------------------------
AUTOMATICALLY      WITH AN INITIAL  ALL SERVICES.     DREYFUS
                   INVESTMENT.      Call us or your   AUTOMATIC
[Graphic:          Indicate on      financial         WITHDRAWAL
Calendar]          your             representative    Plan.  Call us
                   application      to request a      or your
                   which automatic  form to add any   financial
                   service(s) you   automatic         representative
                   want.  Return    investing         to request a
                   your             service (see      form to add the
                   application      "Services for     plan.  Complete
                   with your        Fund              the form,
                   investment.      Investors").      specifying the
                                    Complete and      amount and
                                    return the form   frequency of
                                    along with any    withdrawals you
                                    other required    would like.
                                    materials.
                                                      Be  sure  to  maintain  an
                                                      account  balance of $5,000
                                                      or more.
-----------------------------------------------------------------------

INSTRUCTIONS FOR IRAS
-----------------------------------------------------------------------
                   TO OPEN AN       TO ADD TO AN     TO SELL SHARES
                   ACCOUNT          ACCOUNT
-----------------------------------------------------------------------
IN WRITING         Complete an IRA   Fill out an       Write a letter
                   application,      investment slip,  of instruction
[Graphic: Pen]     making sure to    and write your    that includes:
                   specify the fund  account number    your name and
                   name and to       on your check.    signature
                   indicate the      Indicate the      your account
                   year the          year the          number
                   contribution is   contribution is   Discovery Fund
                   for.              for.              the dollar
                   Mail your         Mail the slip     amount you want
                   application and   and the check to: to sell
                   a check to:       The Dreyfus       the share class
                   The Dreyfus       Trust Company,    how and where to
                   Trust Company,    Custodian         send the proceeds
                   Custodian         P.O. Box 9552     whether the
                   P.O. Box 9552     Boston, MA        distribution is
                   Boston, MA        02205-8568        qualified or
                   02205-8568        Attn:             premature
                   Attn:             Institutional     whether the 10%
                   Institutional     Processing        TEFRA should be
                   Processing                          withheld
                                                       Obtain    a     signature
                                                       guarantee     or    other
                                                       documentation,         if
                                                       required   (see  "Account
                                                       Policies     -    Selling
                                                       Shares").

                                                       Mail your
                                                       request to:
                                                       The Dreyfus
                                                       Trust Company
                                                       P.O. Box 9552
                                                       Boston, MA
                                                       02205-8568
                                                       Attn:
                                                       Institutional
                                                       Processing
-----------------------------------------------------------------------
                   TO OPEN AN       TO ADD TO AN     TO SELL SHARES
                   ACCOUNT          ACCOUNT
-----------------------------------------------------------------------
BY TELEPHONE       -----             o     WIRE.       -----
                                        Have your
[Graphic:                               bank send
Telephone]                              your
                                        investment to
                                        Boston Safe
                                        Deposit  &
                                        Trust Co.,
                                        with these
                                        instructions:
                                     o     ABA
                                        #011001234
                                     o     DDA
                                        #046590
                                     o     EEC code
                                        5660
                                     o     Discovery
                                        Fund
                                     o     the share
                                        class
                                     o     your
                                        account number
                                     o     name(s) of
                                        investor(s) o dealer
                                        number, if
                                        applicable  ELECTRONIC  Check.  Same  as
                                     wire, but before your account number insert
                                     "182" for Class A, "183" for Class B, "184"
                                     for  Class C,  "185"  for Class R, or "186"
                                     for Class T.
-------------------------------------------------------------------------
AUTOMATICALLY      -----             ALL SERVICES.     SYSTEMATIC
                                     Call us or your   WITHDRAWAL
[Graphic:                            financial         Plan.  Call us
Calendar]                            representative    to request
                                     to request a      instructions to
                                     form to add any   establish the
                                     automatic         plan.
                                     investing
                                     service (see
                                     "Services for
                                     Fund
                                     Investors").
                                     Complete and
                                     return the form
                                     along with any
                                     other required
                                     materials.  All
                                     contributions
                                     will count as
                                     current year
                                     contributions.
-------------------------------------------------------------------------

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                             Your Investment  21

NOTES

[Application page 1]

[Application page 2]

NOTES

                                                           For More Information

Dreyfus Founders Discovery Fund

A series of Dreyfus Founders Funds, Inc.
---------------------------------------

SEC file number:  811-01018

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund' s performance, lists portfolio holdings, and contains the fund' s financial statements and information from the fund's portfolio manager about market conditions, economic trends and fund strategies that significantly affected the fund's performance during the period.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.


To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

BY E-MAIL, MAIL OR IN PERSON from the Securities and Exchange Commission (you will pay a copying fee):

E-mail the Securities and Exchange Commission at publicinfo@sec.gov

Visit or write: SEC's Public Reference Section Washington, DC 20549-0102 1-202-942-8090

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 2003 Dreyfus Service Corporation                                    182P0503